Equity (Details)					1 Months Ended				3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 12, 2015 $ / shares	Jun. 25, 2014 USD ($) $ / shares shares	Jul. 25, 2013 $ / shares shares	Apr. 02, 2013 shares	Dec. 31, 2013 USD ($) $ / shares shares	Apr. 30, 2012 shares	Feb. 28, 2012 shares	Dec. 31, 2011 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Mar. 31, 2013 shares	Jul. 25, 2013 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) agreements $ / shares shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 04, 2013 shares	Mar. 25, 2013 USD ($)
Dividend history
Quarterly dividend rate (in usd per share) | $ / shares															$ 0.30	$ 0.28	$ 0.255
Annualized dividend rate (in usd per share) | $ / shares															1.2	1.12	1.02
Special dividend (in dollars per share) | $ / shares															$ 0	$ 0	$ 2.50
Dividends paid													$ 185,000,000	$ 164,000,000	$ 326,000,000	$ 308,000,000	$ 984,000,000
Share repurchases
Total number of shares purchased (in shares) | shares									1,600,000	2,200,000			2,600,000	4,400,000
Average price paid per share (in dollars per share) | $ / shares					$ 58.36				$ 104.82	$ 79.65			$ 104.62	$ 79.06	$ 79.06	$ 58.52	$ 50.35
Total cash utilized													$ 273,000,000		$ 346,000,000	$ 989,000,000	$ 298,000,000
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance as of December 31, 2013					$ 810,000,000				$ 810,000,000				810,000,000		810,000,000	810,000,000		$ 810,000,000	$ 810,000,000
Net income attributable to noncontrolling interest													50,000,000		92,000,000
Distributions to noncontrolling interest													(34,000,000)		(91,000,000)	(22,000,000)	$ (223,000,000)
Redemption value adjustment													16,000,000		(1,000,000)
Balance as of December 31, 2014					$ 810,000,000				$ 810,000,000				$ 810,000,000		$ 810,000,000	$ 810,000,000
Stockholders' Equity Note [Abstract]
Preferred stock authorized (shares) | shares																			2,000,000
Preferred stock issued (in shares) | shares																			0
Par value of Preferred stock (in usd per share) | $ / shares																			$ 1
Quarterly dividend rate (in usd per share) | $ / shares															$ 0.30	$ 0.28	$ 0.255
Authorized amount																					$ 500,000,000
Shares repurchased (in shares) | shares			700,000	1,400,000							7,200,000	9,300,000
Volume weighted-average share price (in dollars per share) | $ / shares			$ 53.7995									$ 53.7995
Average price paid per share (in dollars per share) | $ / shares					$ 58.36				$ 104.82	$ 79.65			$ 104.62	$ 79.06	$ 79.06	$ 58.52	$ 50.35
Interest in joint venture minimum percentage													20.00%		20.00%
Change in control period													15 days		15 days
Total MHFI Equity
Share repurchases
Total cash utilized									$ 164,000,000	$ 177,000,000			$ 274,000,000	$ 352,000,000	$ 352,000,000	$ 989,000,000	$ 295,000,000
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Distributions to noncontrolling interest																$ 0	$ (223,000,000)
2013 Repurchase Program [Member]
Share repurchases
Total number of shares purchased (in shares) | shares															4,400,000	0	0
Stockholders' Equity Note [Abstract]
Stock repurchase program number of shares authorized to be repurchased (shares) | shares																				50,000,000
Maximum number of shares authorized for repurchase under stock repurchase plan as percentage of outstanding common stock																				18.00%
Remaining shares available under repurchase program | shares																			45,600,000.0
2011 Repurchase Program [Member]
Share repurchases
Total number of shares purchased (in shares) | shares															0	16,900,000	6,800,000
Stockholders' Equity Note [Abstract]
Stock repurchase program number of shares authorized to be repurchased (shares) | shares								50,000,000
Maximum number of shares authorized for repurchase under stock repurchase plan as percentage of outstanding common stock								17.00%
Remaining shares available under repurchase program | shares																			0
Number of agreements entered | agreements																	2
Authorized amount								$ 500,000,000
Shares repurchased (in shares) | shares					100,000
Shares repurchased value					$ 10,000,000
Stock Repurchases [Member]
Share repurchases
Total cash utilized					$ 362,000,000										$ 352,000,000	$ 989,000,000	$ 295,000,000
Uncollared ASR Agreement [Member]
Stockholders' Equity Note [Abstract]
Authorized amount								$ 250,000,000
Shares repurchased (in shares) | shares							800,000	5,000,000
Capped ASR Agreement [Member]
Stockholders' Equity Note [Abstract]
Authorized amount								$ 250,000,000
Shares repurchased (in shares) | shares						100,000		5,000,000
Harold W. McGraw III [Member]
Share repurchases
Total number of shares purchased (in shares) | shares		500,000
Repurchase discount		0.35%
Average price paid per share (in dollars per share) | $ / shares		$ 82.66
Total cash utilized		$ 41,000,000
Stockholders' Equity Note [Abstract]
Average price paid per share (in dollars per share) | $ / shares		$ 82.66
2013 Repurchase Program [Member]
Share repurchases
Total number of shares purchased (in shares) | shares					100,000
Total cash utilized					$ 10,000,000									$ 362,000,000
Stockholders' Equity Note [Abstract]
Stock repurchase program number of shares authorized to be repurchased (shares) | shares																				50,000,000
Maximum number of shares authorized for repurchase under stock repurchase plan as percentage of outstanding common stock																				18.00%
Remaining shares available under repurchase program | shares																		42,900,000
Subsequent Event [Member]
Dividend history
Quarterly dividend rate (in usd per share) | $ / shares	$ 0.33
Stockholders' Equity Note [Abstract]
Quarterly dividend rate (in usd per share) | $ / shares	$ 0.33